CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net loss	$ (56,495,120)	$ (51,609,472)	$ (133,593,621)
Other comprehensive income:
Foreign currency translation adjustments, net of tax impact of nil, for 2012, 2013 and 2014	(269,475)	584,066	824,167
Total comprehensive loss	(56,764,595)	(51,025,406)	(132,769,454)
Less: Comprehensive loss attributable to noncontrolling interest	(506,477)	(963,518)	(12,913)
Comprehensive loss attributable to ordinary shareholders of China Sunergy Co., Ltd.	$ (56,258,118)	$ (50,061,888)	$ (132,756,541)